CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Global Asset Management Trust (1933 Act File No. 333-162441; 1940 Act File No. 811-22338) (“Registrant”) hereby certifies (a) that the forms of the prospectus and statement of additional information used with respect to Class A, Class A2, Class C, Class FI, Class R, Class R1, Class I and Class IS of Legg Mason BW Diversified Large Cap Value Fund, a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (“Amendment No. 71”), and (b) that Amendment No. 71 was filed electronically.

Dated as of: February 4, 2014	By:	/s/ Richard Wachterman
	Name:	Richard Wachterman
	Title:	Assistant Secretary